Convertible Term Loan - Future Principal Debt Payments on Convertible Term Loan (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2021	$ 2,500
2022	10,000
2023	7,500
Total principal payments	20,000
Less: unamortized debt discount	(930)
Term loan, long-term	$ 19,070